Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment
12.
Property, Plant and Equipment

	Laboratory equipment	Leasehold improvements	Office equipment, furniture and others	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2022
Cost	38,348	5,157	1,830	45,335
Accumulated depreciation	(6,917)	(2,639)	(1,120)	(10,676)
Net book value	31,431	2,518	710	34,659

Six months ended June 30, 2023
Opening net book value	31,431	2,518	710	34,659
Exchange difference	-	9	27	36
Additions	520	1	-	521
Transfers	-	-	-	-
Depreciation	(1,741)	(492)	(299)	(2,532)
Disposal	-	-	(1)	(1)
Closing net book value	30,210	2,036	437	32,683

As of June 30, 2023
Cost	38,868	5,167	1,856	45,891
Accumulated depreciation	(8,658)	(3,131)	(1,419)	(13,208)
Net book value	30,210	2,036	437	32,683